Disposition of Feng Hui (Tables)	12 Months Ended
Dec. 31, 2021
Desposition Of Feng Hui [Abstract]
Schedule of operations and comprehensive income (loss)
Fair value
Consideration in exchange for the disposal	$1,435,132
Less: Net liabilities (comprised of assets of $1,593,879 and liabilities of $57,601,524)	(56,007,645)
Gains from disposal	57,442,777
Other comprehensive loss	(2,691,969)
Net gain from discontinued operations	$54,750,808

Schedule of reconciliation of assets and liabilities held for sale consolidated balance sheet
November 22, 2019
Carrying amounts of major classes of assets held for sale:
Cash	$12,397
Loan receivable, net	1,557,568
Other assets	23,914
Total assets of disposal group classified as held for sale	$1,593,879
Carrying amounts of major classes of liabilities held for sale:
Loans	$36,221,099
Other current liabilities	20,611,079
Income tax payable	769,346
Liabilities directly associated with the assets classified as held for sale	$57,601,524

Schedule of reconciliation of income from operations classified as discontinued operations
December 31, 2019
Discontinued Operations
Total interest and fees income	$3,514
Total interest expenses	(6,314,400)
Provision for loan losses	(24,702,109)
Other operating expenses	3,108,205
Net gain from discontinued operations	54,750,808
Net income (loss) from discontinued operations	$26,846,018